Segment Information Level 4 (Details) - Depreciation by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation by Segment [Line Items]
Depreciation and amortization	$ 148	$ 153	$ 167
EPCD [Member]
Depreciation by Segment [Line Items]
Depreciation and amortization	105	109	113
FPD [Member]
Depreciation by Segment [Line Items]
Depreciation and amortization	37	38	49
Corporate and Other [Member]
Depreciation by Segment [Line Items]
Depreciation and amortization	$ 6	$ 6	$ 5